CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS - OPERATING ACTIVITIES
Loss	$ (24,951)	$ (27,054)	$ (30,021)
Adjustments required to reflect net cash used in operating activities (see appendix below)	(1,289)	3,481	6,815
Net cash used in operating activities	(26,240)	(23,573)	(23,206)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(44,000)	(78,000)	(33,500)
Maturities of short-term deposits	48,322	39,873	50,168
Purchase of property and equipment	(131)	(97)	0
Purchase of intangible assets	(185)	0	0
Net cash provided by (used in) investing activities	4,006	(38,224)	16,668
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	14,359	50,407	19,246
Exercise of warrants	0	10,907	1,969
Employee stock options exercised	5	7	8
Proceeds from long-term loan, net of issuance costs	9,126	0	0
Repayments of loans	(2,832)	(3,376)	(3,133)
Repayments of lease liabilities	(220)	(196)	(224)
Net cash provided by financing activities	20,438	57,749	17,866
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,796)	(4,048)	11,328
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	12,990	16,831	5,297
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(607)	207	206
CASH AND CASH EQUIVALENTS - END OF YEAR	10,587	12,990	16,831
Income and expenses not involving cash flows:
Depreciation and amortization	654	703	934
Exchange differences on cash and cash equivalents	607	(207)	(206)
Fair value adjustments of warrants	(6,425)	1,936	5,142
Share-based compensation	2,245	1,495	1,272
Interest and exchange differences on short-term deposits	(672)	(262)	(232)
Interest accrued	1,117	301	474
Warrant issuance costs	171	0	594
Exchange differences on lease liabilities	(224)	55	125
Total income and expense not involving cash flows	(2,527)	4,021	8,103
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses and other receivables	(650)	24	428
Increase (decrease) in accounts payable and accruals	1,888	(564)	(1,716)
Total Change in operating asset and liability	1,238	(540)	(1,288)
Total Adjustments required to reflect net cash used in operating activities	(1,289)	3,481	6,815
Supplementary information on investing and financing activities not involving cash flows:
Supplemental information on interest received in cash	342	138	381
Supplemental information on interest paid in cash	593	682	994
Changes in right-of-use asset and lease liabilities	706	183	13
Warrant issuance costs	262	0	0
Purchase of property and equipment	28	0	0
Fair value of exercised warrants (portion related to accumulated fair value adjustments)	$ 0	$ 10,295	$ 1,251